                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:


    /s/ Khalil Barrage          New York, New York          May 13, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       53
Form 13F Information Table Value Total: $451,895 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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FORM 13F INFORMATION TABLE
PERIOD ENDING MARCH 31, 2010

          COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4            COLUMN 5
-------------------------------------------------------------------------------------------------
       NAME OF ISSUER         TITLE OR CLASS      CUSIP       VALUE   SHRS OR PRN SH/PRN PUT/CALL
                                                           (X $1,000)     AMT
-------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC      COM              00484M 10 6      46,170   1,350,000 SH
AMAG PHARMACEUTICALS INC     COM              00163U 10 6       6,982     200,000 SH
ALEXION PHARMACEUTICALS INC  COM              015351 10 9      40,778     750,000 SH
ANTIGENICS INC DEL           COM              037032 10 9         545     750,000 SH
AUXILIUM PHARMACEUTICALS INC COM              05334D 10 7      37,392   1,200,000 SH
BANK OF AMERICA CORPORATION  COM              60505 10 4       15,173     850,000 SH
BIOVAIL CORP                 COM              09067J 10 9       5,031     300,000 SH
CISCO SYS INC                COM              17275R 10 2       6,117     235,000 SH
CITIGROUP INC                COM              172967 10 1       4,050   1,000,000 SH
CROWN CASTLE INTL CORP       COM              228227 10 4       8,602     225,000 SH
EXPRESS SCRIPTS INC          COM              302182 10 0      17,808     175,000 SH
FORD MTR CO DEL              COM PAR $0.01    345370 86 0       3,143     250,000 SH
GOLDMAN SACHS GROUP INC      COM              38141G 10 4      11,944      70,000 SH
GOOGLE INC                   CL A             38259P 50 8      22,685      40,000 SH
JARDEN CORP                  COM              471109 10 8       6,658     200,000 SH
LAMAR ADVERTISING CO         CL A             512815 10 1       8,588     250,000 SH
LAZARD                       SHS A            G54050 10 2       8,925     250,000 SH
LENNAR CORP                  CL A             526057 10 4       6,024     350,000 SH
LEXICON PHARMACEUTICALS INC  COM              528872 10 4       5,798   3,891,108 SH
MARTIN MARIETTA MATLS INC    COM              573284 10 6      11,697     140,000 SH
MASTERCARD INC               CL A             57636Q 10 4       9,525      37,500 SH
METLIFE INC                  COM              59156R 10 8      16,253     375,000 SH
NEKTAR THERAPEUTICS          COM              640268 10 8      17,492   1,150,000 SH
ONYX PHARMACEUTICALS INC     COM              683399 10 9       9,084     300,000 SH
ORACLE CORP                  COM              68389X 10 5       2,571     100,000 SH
PEPSICO INC                  COM              713448 10 8      18,856     285,000 SH
PRIMUS TELECOM               COM              741929 10 3          33   2,000,000 SH

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
QUALCOMM INC                 COM              747525 10 3      16,784     400,000 SH
RESEARCH IN MOTION LTD       COM              7760975 10 2      5,918      80,000 SH
SKECHERS U S A INC           CL A             830566 10 5       9,080     250,000 SH
TRANSITION THERAPEUTICS INC  COM NEW          893716 20 9       2,820   1,000,000 SH
VISA INC                     COM CL A         92826C 83 9      10,924     120,000 SH
WELLS FARGO & CO NEW         COM              949746 10 1      18,672     600,000 SH
CITIGROUP INC                UNIT 99/99/9999  172967 41 6       5,241      43,000 SH
MICROVISION INC DEL          *W EXP 07/23/201 594960 16 3         411     360,515 SH
AMIL PARTICIPACOES SA        COM              B28T2K6             778     100,000 SH
DIAGNOSTOCS                  COM              B03WBK9           8,653     987,700 SH
DURATEX                      COM              B27WY88           1,724     200,000 SH
FLUERY                       COM              B4X4D29          10,670   1,000,000 SH
OSX                          COM              B2Y6XO            8,727      22,200 SH
PDG REALTY                   COM              B1N9YL9           2,495     300,000 SH
BANK OF AMERICA CORPORATION  CALL             060505 90 4          36       2,000        CALL
CISCO SYS INC                CALL             17275R 90 2          26       1,000        CALL
METLIFE INC                  CALL             59156R 90 8          87       2,000        CALL
METLIFE INC                  CALL             59156R 90 9          87       2,000        CALL
MARTIN MARIETTA MATLS INC    CALL             573284 90 6          84       1,000        CALL
MORGAN STANLEY               CALL             617446 90 8          58       2,000        CALL
PEPSICO INC                  CALL             713448 90 8          66       1,000        CALL
PFIZER INC                   CALL             717081 90 3         255      15,000        CALL
SKECHERS U S A INC           CALL             830566 90 5          18         500        CALL
FRONTLINE LTD                PUT              G3682E 95 7          31       1,000        PUT
SPDR S&P 500 ETF TR          PUT              78462F 90 3         293       2,500        PUT
ANTIGENICS INC DEL           NOTE 5.250% 2/0  037032 AC 3          40       2,500 SH